Note 14 - Segments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
(
14
)     Segments

We operate in
one
segment. We are a specialist biosensors company focused on the development, manufacture and commercialization of a range of point-of-use devices for measuring different analytes across different industries.

We operate predominantly in
one
geographical area, being Australia.

The Company's material long-lived assets are all based in Australia.

Our total revenue as disclosed below is attributed to countries based on location of customer. Location has been determined generally based on contractual arrangements.

	Years Ended December 31,
	2020	2019
	A$	A$

Home country - Australia	5,003,332	3,677,486
Foreign countries
- U.S.A.	179,195	1,437,998
- Germany	2,547,820	4,785,384
- Switzerland	68,334	235,945
- Canada	501,948	296,183
- Other	144,891	155,451
Total - foreign countries	3,442,188	6,910,961
Total income	8,445,520	10,588,447

% of total income derived from -
- Siemens	29%	53%
- Other	71%	45%

The chief operating decision maker of the Company is the Chief Executive Officer.